Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary Of Property Plant And Equipment Net
Property and equipment, net consists of the following (in thousands):

	As of December 31,	As of December 31,
	2023	2022
Buildings	$1,927	$2,178
IT Equipment	26,807	23,124
Furniture and fixtures	2,071	1,617
Other equipment	12	34

Total property and equipment	$30,817	$26,953

Less: accumulated depreciation	19,265	14,072

Property and equipment, net	$11,552	$12,881